UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4429

Dreyfus U.S. Treasury Long Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31/07
Date of reporting period:	9/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Long Term Fund
September 30, 2008 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--95.7%	Rate (%)	Date	Amount ($)	Value ($)

Asset - Backed Ctfs.--1.9%
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	1,786,544	1,736,414
U.S. Government Agencies--8.8%
Federal National Mortgage
Association, Notes	5.38	6/12/17	3,685,000 a	3,870,330
Residual Funding-Strip,
Bonds	0.00	4/15/30	11,465,000	4,179,520
				8,049,850
U.S. Government Agencies/Mortgage-Backed--2.7%
Government National Mortgage Association I:
Ser. 2005-9, Cl. A, 4.03%,
5/16/22			164,529	163,641
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			181,506	180,547
Ser. 2006-9, Cl. A, 4.20%,
8/16/26			492,403	489,985
Ser. 2006-5, Cl. A, 4.24%,
7/16/29			1,680,022	1,671,814
				2,505,987
U.S. Treasury Bonds--82.3%
5.25%, 2/15/29			8,055,000 b,c	8,934,131
6.00%, 2/15/26			9,163,000 b	10,875,345
6.13%, 11/15/27			10,555,000 b	12,852,370
6.25%, 8/15/23			8,100,000 b	9,728,230
6.38%, 8/15/27			8,800,000 b	10,972,509
7.25%, 8/15/22			5,355,000	6,961,500
8.00%, 11/15/21			5,610,000 b	7,677,812
8.75%, 8/15/20			5,100,000 b	7,240,806
				75,242,703
Total Bonds and Notes
(cost $85,684,441)				87,534,954
			Face Amount
			Covered by
Options--.0%			Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, January
2009@ 2.50
(cost $14,740)			7,650,000	0.07
			Principal
Short-Term Investments--.8%			Amount ($)	Value ($)

U.S. Government Agencies--.7%
Federal National Mortgage
Association, 1.80%, 11/13/08			600,000 a	598,710

U.S. Treasury Bills--.1%
0.29%, 1/2/09	105,000 c	104,761
Total Short-Term Investments
(cost $703,632)		703,471

Other Investment--1.9%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,764,000)	1,764,000 [d]	1,764,000

Investment of Cash Collateral for
Securities Loaned--33.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $30,595,672)	30,595,672 [d]	30,595,672

Total Investments (cost $118,762,485)	132.0%	120,598,097
Liabilities, Less Cash and Receivables	(32.0%)	(29,214,179)
Net Assets	100.0%	91,383,918

LIBOR-BBA--London Inter-bank Offered Rate British Bankers' Association
a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
b	All or a portion of these securities are on loan. At September 30, 2008, the total market value of the fund's securities on loan is $29,022,928 and the total market value of the collateral held by the fund is $30,595,672.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $118,762,485. Net unrealized appreciation on investments was $1,839,191 of which $2,400,786 related to appreciated investment securities and $561,595 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2008 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2008 ($)

Financial Futures Long
U.S. Treasury 10-Year Notes	43	4,928,875	December 2008	(44,344)
U.S. Treasury 30-Year Bonds	17	1,991,922	December 2008	(21,687)
				(66,031)

STATEMENT OF OPTIONS WRITTEN
September 30, 2008 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options:
U.S. Treasury 5 Year Notes,
October 2008@ 101.5	927,000 a	(5,253)
U.S. Treasury 5 Year Notes,
October 2008@ 102.1	904,000 a	(2,007)
U.S. Treasury 10 Year Notes,
October 2008@ 100.8	443,000 a	(5,931)
U.S. Treasury 10 Year Notes,
October 2008@ 102.2	444,000 a	(1,352)

Put Options:
U.S. Treasury 5 Year Notes,
October 2008@ 101.5	927,000 a	(14,838)
U.S. Treasury 5 Year Notes,
October 2008@ 102.1	904,000 a	(15,136)
U.S. Treasury 10 Year Notes,
October 2008@ 100.8	443,000 a	(4,027)
U.S. Treasury 10 Year Notes,
October 2008@ 102.2	444,000 a	(5,491)
(Premiums received $57,614)		(54,035)

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments) .

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	32,359,672	(120,066)

Level 2 - Other Significant Observable Inputs	88,238,425

Level 3 - Significant Unobservable Inputs	0	0

Total	120,598,097	(120,066)

*Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Long Term Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)